Note 30 - Income Tax - Schedule of Temporary Differences Related to Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Statement Line Items [Line Items]
Deferred tax assets	$ 11,938,173	$ 6,938,213	$ 6,938,213	$ 970,201
Recognized in profit or loss	5,395,811	6,143,352
Translation differences	137,305	(171,574)
Translation differences, assets	(395,851)	(175,340)
Deferred tax liabilities	(652,782)	(42,897)	(42,897)	(59,807)
Recognized in profit or loss, liabilities	(1,143,041)	13,144
Translation differences, liabilities	533,156	3,766
Deferred tax assets, net	11,285,391	6,895,316	6,895,316	910,394
Recognized in profit or loss, assets, net	4,252,770	6,156,496
Unrealized exchange loss [member]
Statement Line Items [Line Items]
Deferred tax assets	10,106,899	5,451,285	5,451,285	50,568
Recognized in profit or loss	5,135,964	5,503,989
Translation differences	(480,350)	(103,272)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	1,709,306	571,710	571,710	0
Recognized in profit or loss	1,163,325	582,335
Translation differences	(25,729)	(10,625)
Lease liability [member]
Statement Line Items [Line Items]
Deferred tax assets	322	16,414	16,414	0
Recognized in profit or loss	(46,592)	16,801
Translation differences	30,500	(387)
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	121,646	898,804	898,804	919,633
Recognized in profit or loss	(856,886)	40,227
Translation differences	79,728	(61,056)
Right of use asset under property and equipment [member]
Statement Line Items [Line Items]
Translation differences	793	397
Deferred tax liabilities	(10,910)	(16,806)	(16,806)	0
Recognized in profit or loss, liabilities	5,103	(17,203)
Prepayment of pension [member]
Statement Line Items [Line Items]
Translation differences		2,884
Deferred tax liabilities		0		(59,807)
Recognized in profit or loss, liabilities		56,923
Unrealized exchange gain [member]
Statement Line Items [Line Items]
Translation differences	532,363	485
Deferred tax liabilities	(641,872)	(26,091)	$ (26,091)	$ 0
Recognized in profit or loss, liabilities	$ (1,148,144)	$ (26,576)